SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Principles of Consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIEs and VIEs' subsidiaries for which the Company is the primary beneficiary. All significant intercompany balances and transactions between the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, allowance for doubtful accounts, fair value measurements of equity instruments without readily determinable fair values, incremental borrowing rates for operating lease liabilities, standalone selling prices related to lease and non-lease components in the Company's lease arrangements, useful lives of long-lived assets, the purchase price allocation with respect to business combinations, impairment of long-lived assets and goodwill, realization of deferred tax assets, uncertain tax positions and share-based compensation. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.9618 per US$1.00 on December 31, 2019 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

The functional currency of the Company's subsidiaries located outside the PRC is determined based on the criteria of ASC Topic 830, Foreign Currency Matters. The Company’s subsidiaries, VIEs and VIEs' subsidies located in the PRC determined their functional currency to be Renminbi (the “RMB”). The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ (deficit)/equity.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of less than three months.

Restricted cash

The Group’s restricted cash mainly represents (a) deposits held in designated bank accounts for issuance of notes payable and short-term loans; (b) security deposits required by the Group’s operating leases for sortation centers and warehouses; and (c) deposits held in a designated bank account of the Plan which can only be utilized for repayment of the Series A and B tranches when there is default of the underlying lease rental and other financing receivables (Note 14). As of December 31, 2018 and December 31,2019, the restricted cash related to the deposits held in designated bank accounts as pledged security of notes payable was RMB34,979 and RMB135,663 (US$19,487), respectively. The restricted cash related to deposits held in designated bank accounts as pledged security of short-term loans are disclosed in Note 12.

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at fixed or floating rates based on daily bank deposit rates with maturities ranging from three months to one year.

Accounts receivable and notes receivable, and allowance for doubtful accounts

Accounts and notes receivable are carried at net realizable value. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts and notes receivable are written off after all collection efforts have ceased.

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 10 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Property and equipment, net (continued)

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Change in estimate useful life of certain machinery and electronic equipment

In accordance with its policy, the Group reviews the estimated useful lives of its property and equipment on an ongoing basis. This review indicated that the actual lives of certain machinery and electronic equipment at its hubs and sortation centers were longer than the estimated useful lives used for depreciation purposes. As a result, effective July 1, 2019, the Group changed the estimated useful lives of these machinery and equipment from five years to ten years to better reflect the periods for which these assets are expected to remain in service. For the year ended December 31, 2019, the effect of this change in estimate reduced depreciation expense, net loss, basic loss per share and diluted loss per share by RMB94,984 (US$13,644), RMB94,984 (US$13,644), RMB0.24 (US$0.03) and RMB0.24 (US$0.03), respectively.

Business Combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. The Company adopted Accounting Standards Update ("ASU") No. 2017-01, Business Combinations (Topic 802): Clarifying the Definition of a Business, in determining whether it has acquired a business from January 1, 2018 on a prospective basis and there was no material impact on the consolidated financial statements.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines the discount rates to be used based on the risk inherent in the related entity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Goodwill (continued)

The Group has determined it has five reporting units (that also represent operating segments). Goodwill was allocated to four reporting units as of December 31, 2018 and 2019, respectively (Note 11). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss in general and administrative expenses.

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives.

Intangible assets have weighted average estimated useful lives from the date of purchase as follows:

Category	Estimated Useful Life
Customer relationships	3.89 years
Software	3.42 years
Domain name	10 years
Brand name	20 years
Others	2.23 years

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Impairment losses if any, are included in general and administrative expense.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair value measurements of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivables, certain other current assets, short-term investments, due from related parties, long-term investments, certain other non-current assets, accounts and notes payable, short-term bank loans, securitization debt, convertible senior notes and amounts due to related parties, certain other current liabilities and certain other non-current liabilities. The carrying values of the financial instruments included in current assets and liabilities approximate their fair values due to their short-term maturities. The carrying amount of other non-current financial assets, convertible senior notes and other non-current financial liabilities approximates its fair value due to the fact that the related interest rates approximate market rates for similar debt instruments of comparable maturities.

Inventories

Inventories are comprised of finished goods. The Group’s finished goods consists of (i) low value consumables used in performing express delivery services, freight delivery services and supply chain management services such as handheld terminals, packing materials and uniforms emblazoned with the logo “BEST” (“accessories”); and (ii) fast-moving consumer goods such as beverage and drinks, snacks and daily necessities to be sold on the Group’s Store+ online business-to-business platform and in retail stores (“consumer goods”). Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Cost of accessories is accounted for using the weighted average cost method. Cost of purchased consumer goods are accounted for using the first-in first-out method for Store+ online business prior to January 1, 2018 and the weighted average cost method for Wowo, respectively. Adjustments are recorded to write down the cost of inventory to the estimated market value due to the slow-moving merchandise and damaged goods. Write-downs are recorded in cost of revenue in the consolidated statements of comprehensive loss.

Starting in 2018, the Group elected to change the inventory costing method for the Store+ online business from the first-in first-out method to the weighted average cost method. The impact of the change in accounting principle was immaterial to all periods presented and thus, not applied retrospectively.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition

On January 1, 2018, the Group adopted ASC 606, Revenues from Contracts with Customers (“ASC 606”) and elected to apply the modified retrospective approach to contracts that are not completed as of this date. The cumulative effect of initially applying ASC 606 resulted in an increase to opening accumulated deficit of RMB25,054, which has been recognized on the day of initial application and prior periods were not retrospectively adjusted.

Commencing on January 1, 2018, revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. The Group presents value-added taxes as a reduction from revenues. The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Express delivery services

The Group provides express services that comprise of sorting, line-haul and feeder transportation services to its franchisee service stations, which are also the Group’s customers, when parcels (under 15 kg) are dropped off by the Group’s franchisee service station customers at the Group’s first hub or sortation center.

The Group offers an integrated service to the franchised service stations that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all parcels sent through its network, from the point when customers drop off the parcels at the Group’s first hub or sortation center all the way through to the point when the parcels are delivered to end recipients.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Express delivery services (continued)

Customers are required to prepay for express delivery services and the Group records such amounts as “customer advances and deposits and deferred revenue” in the consolidated balance sheets. The transaction price the Group earns from its customers are based on the parcel’s weight and route to the end recipient’s destination. In addition, the Group provides certain discounts, incentives and rebates based on explicitly agreed upon terms with its customers that can decrease the transaction price and estimates variable consideration based on the most likely amount to be provided. The amount of variable consideration included in the transaction price is limited to the amount that will not result in a significant revenue reversal. The Group reviews the estimate of variable consideration and updates the transaction price at the end of each reporting period as necessary. Uncertainties related to the estimates of variable consideration are resolved in a short time frame. Adjustments to variable consideration are recognized in the period the adjustments are identified and were insignificant for the periods presented.

The Group’s express delivery services contracts with customers include only one performance obligation. Performance obligations are generally short-term in nature and with transit days being a week or less for each parcel. The Group recognizes revenue over time as customers receive the benefit of the Group’s services as the goods are delivered from one location to another. As such, express delivery services revenue is recognized proportionally as a parcel moves from origin to destination and the related costs are recognized as incurred. The Group uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A minor percentage of the Group’s express delivery services are performed by the group through its integrated express delivery service network for direct customers (“direct customer express delivery services”), who are the senders of the parcels. The Group is directly responsible for the parcel from the point it is received from the senders all the way through the point when the parcels are delivered to end recipients. Direct customer express delivery services revenue is recognized proportionally as parcels are transported to end recipients and the related costs are recognized as incurred.

Express delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Group’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Freight delivery services

Similar to express delivery services, the Group provides freight services that comprise of sorting, line-haul and feeder transportation services mainly to its franchisees, which are also the Group’s customers. The Group offers an integrated service to franchisee service stations that includes last-mile delivery service to end recipients and acts as the principal that is directly responsible for all shipments sent through its network, from the point when customers drop off the shipments at the Group’s first hub or sortation center all the way through to the point when the shipments are delivered to end recipients.

Customers are required to prepay for freight delivery services and the Group records such amounts as “Customer advances and deposits and deferred revenue” in the consolidated balance sheets. The transaction price the Group earns from its customers are based on the shipment’s weight and route to the end recipient’s destination.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Freight delivery services (continued)

The Group’s freight delivery services contracts with customers include only one performance obligation. Performance obligations are generally short-term in nature with transit days being a week or less for each shipment. The Group recognizes revenue over time as customers receive the benefit of the Group’s services as the goods are shipped from one location to another. As such, freight delivery services revenue is recognized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Group uses an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

Freight delivery services revenue also includes initial non-refundable franchise fees. The initial non-refundable franchise fees are recognized over the franchise period due to the franchisees’ rights to access the Group’s logos and brand names which are considered symbolic intellectual properties. The initial non-refundable franchise fees are negotiated under a separate agreement and represent a very small percentage of revenue for all periods presented.

Supply chain management services

The Group provide warehouse management, order fulfillment services and transportation services to its offline and online enterprise customers ("enterprise customers"). The Group enters into supply chain warehouse management service agreements with these customers to provide warehouse management and order fulfillment services through its self-operated order fulfillment centers and also enters into transportation services agreements to provide transportation services. The majority of these contracts having an effective term of one year. Order fulfillment services revenue is generated from various service fees charged on a volume basis in connection with various order fulfillment services, which may include in-warehouse processing, order fulfillment, express delivery, freight delivery and other value-added services. Pursuant to the warehouse management service agreements and transportation services agreements, enterprise customers have the right to terminate the contracts by providing a one-month advance notice. Therefore, even though the contract term for the majority of the contracts is one year, due to the termination rights provided to enterprise customers, warehouse management service agreements and transportation services agreements are considered month-to-month service contracts. Enterprise customers are billed on a monthly basis and make payments according to their granted credit terms which ranges from 5 to 120 days.

Under some situations, enterprise customers may request to add a transportation route or increase the warehouse rental space by entering into a separate contract with the Group. The additional services are considered distinct and the service fees are priced at their standalone selling prices, i.e. they cannot be purchased at a significant or incremental discount. Therefore, the Group accounts for this type of contract modification as a separate contract and the revenue recognized to date on the original contract is not adjusted.

The warehouse management service agreements comprise various service offerings that can be purchased at the option of the customer. Although the service options are interrelated, none of the services modify the other services and they are not integrated to provide a combined output. Each of the service options is substantive and the enterprise customers cannot purchase each additional service at a significant and incremental discount. Therefore, each service is accounted for as a separate performance obligation. The Group is the primary obligor and does not outsource any portion of the order fulfillment services to supply chain franchisee partners. The Group recognizes warehouse management and order fulfillment services revenue upon completion of the services as that is when the Group transfers control of the services and has right to payment.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Supply chain management services (continued)

For transportation services, the Group provides the service of arranging transportation and coordinating shipments to and from locations designated by its enterprise customers. Each transportation order for delivery of goods from origin to destination is considered a performance obligation. Performance obligations are generally short-term in nature with transit days being a week or less for each shipment. The Group recognizes transportation services revenue over time as customers receive the benefit of the services as the goods are shipped from origin to destination. As such, transportation services revenue is recognized proportionally as a shipment moves from origin to destination and the related costs are recognized as incurred. The Group use an output method of progress based on time-in-transit as it best depicts the transfer of control to the customer.

A small percentage of revenue is also earned from supply chain franchisee partners that can access the Group’s supply chain network. These franchisee partners pay an initial non-refundable fee for a comprehensive operating manual and orientation training, as well as an agreed system usage fee for each order processed through the Group’s supply chain network. The initial non-refundable fees and system usage fees were insignificant for all periods presented.

Store+ services

The Group recognizes revenue upon the delivery of the consumer goods to its convenience store membership customers. For the Group's self-operated convenience stores, revenue recognized upon the sales of merchandise to end consumers. The Group is the principal to the transaction for the sales of customer goods and merchandise and revenue from these transactions are recognized on a gross basis. Transfer of control occurs at a point in time once delivery has been completed as the Group has transferred control of the promised goods to the customer. Generally, customers are billed upon delivery of the consumer goods while convenience store customers make payment upon checkout of merchandise.

Other services

The Group mainly provides cross-border logistic coordination services and oversea express delivery services, finance leasing services and Ucargo transportation services. Revenue from interest income on lease rental and other financing receivables is recognized using the effective interest rate method. For cross-border logistic coordination services, oversea express delivery services and Ucargo transportation services, revenue is recognized proportionally as a shipment moves from origin to destination using an output method of progress based on time-in-transit while the related costs are recognized as incurred. The Group is the principal to the transaction for these services and revenue from these transactions is recognized on a gross basis.

Contract assets and liabilities

The Group enters into contracts with its customers, which may give rise to contract liabilities (deferred revenue) and contract assets (unbilled revenue). The payment terms and conditions within the Group’s contracts vary by the type of service and customers. When the timing of revenue recognition differs from the timing of payments made by customers, the Group recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance).

Contract assets represent unbilled amounts resulting from provision of transportation services as the Group has an unconditional right to payment only once all delivered goods reach their destination. Contract assets are classified as current and the full balance is reclassified to accounts receivables when the right to payment becomes unconditional. The balance of contract assets was insignificant as of December 31, 2018 and 2019.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenue recognition (continued)

Contract assets and liabilities (continued)

Contract liabilities are included in “Customer advances and deposits and deferred revenue” in the accompanying consolidated balance sheet. Contract liabilities represent the amount of consideration received upfront from customers related to in-transit shipments that has not yet been recognized as revenue based on our selected measure of progress and non-refundable franchise fees which are recognized over the franchise period. The Group classifies contract liabilities as current based on the timing of when the Group expects to recognize revenue, which typically occurs within a week after period-end.

The balances of contract liabilities arising from contracts with customers as of December 31, 2018 and 2019 were as follows:

	Balance at	Balance at	Balance at
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$

Contract liabilities	639,912	871,833	125,231

Revenue recognized in the year ended December 31, 2019 that was included in the contract liability balance at the beginning of the period was RMB588,181 (US$ 84,487). This revenue was driven primarily by express and freight delivery performance obligations being satisfied.

For contract costs associated with obtaining a contract such as commissions incurred with obtaining a contract, the Group capitalizes the incremental contract costs and amortizes the capitalized contract costs using a straight-line basis over the term of the contract. The capitalized contract costs as of December 31, 2018 and 2019 and the related amortization during the years ended December 31, 2018 and 2019 was insignificant.

Transfer of financial assets

The Group accounts for transfers of financial assets in accordance with ASC 860, Transfers and Servicing (“ASC 860”). For a transfer of financial assets considered as a sale, the assets would be removed from the Group’s consolidated balance sheet. If the conditions for a sale required by ASC 860 are not met, the transfer is considered to be a secured borrowing and the assets remain on the consolidated balance sheet while the sale proceeds are recognized as a liability.

Pursuant to ASC 860, the issuance of debt securities securitized by the Group’s lease rental and other financing receivables arising from its financing lease business (Note 14) and the factoring of intercompany note receivables to domestic banks (Note 12) do not constitute a sale of the underlying financial assets for accounting purposes due to the recourse obligations retained by the Group. Therefore, these transactions are accounted for as secured borrowings on the consolidated balance sheet and the financial assets are not derecognized.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Cost of revenue

Cost of revenue consists primarily of transportation costs including last-mile delivery service fees, cost of express and freight delivery accessories, operating costs for the delivery platforms, hubs and sortation centers, operating costs for the supply chain management network, purchased consumer goods, salaries and benefits of related personnel, depreciation, rental costs, and other related operating costs.

Selling expenses

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2017, 2018 and 2019, advertising expenses were RMB15,401, RMB24,131 and RMB35,958 (US$5,165), respectively.

Selling expenses include shipping and handling costs incurred for the Store + services segment comprising of costs for operating and staffing the Group’s warehouses, packaging and outbound shipping to customers. Shipping and handling costs amounted to RMB203,916, RMB224,815 and RMB190,857 (US$27,415) for the years ended December 31, 2017, 2018 and 2019, respectively.

Selling expenses also include retail store occupancy costs such as rent, depreciation, amortization and overhead expenses incurred for Wowo, which is included in the Store+ services segment. Retail store occupancy costs amounted to RMB70,450, RMB106,590 and RMB132,830 (US$19,080) for the years ended December 31, 2017, 2018 and 2019, respectively.

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies with no further conditions to be met, the amounts are recorded as non-operating income in “Other income” if the subsidies are with non-operating nature, or as a reduction of specific cost or expenses if such subsidies are intended to compensate such amounts. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as “Other income” or as a reduction of specific cost or expenses when the conditions are met.

Leases

On January 1, 2019, the Group adopted ASU 2016-02, Leases (Topic 842), using the modified retrospective transition method and elected the transition option to use an effective date of January 1, 2019 as the date of initial application. As a result, the comparative periods were not restated.

The Group has elected the package of practical expedients permitted which allows the Group not to reassess the following at adoption date: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Group also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and hub and sortation center facilities and equipment, with a lease term of 12 months or less.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

The Group determines whether an arrangement is or contains a lease at inception. The Group’s accounting policy effective on the adoption date of ASU 2016-02 is as follows:

Sales-type, direct financing and operating leases as Lessor

The Group classifies a lease as a sales-type lease when the lease meets any one of the following criteria at lease commencement:

a.           The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b.           The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c.           The lease term is for a major part of the remaining economic life of the underlying asset.

d.           The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

e.           The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

For sales-type leases, when collectability is probable at lease commencement, the Group derecognizes the underlying asset and recognizes the net investment in the lease which is the sum of the lease receivable. Initial direct costs are expensed, at the commencement date, if the fair value of the underlying asset is different from its carrying amount. Interest income is recognized in financing income over the lease term using the interest method.

When none of the criteria above are met, the Group classifies a lease as either a direct financing lease or an operating lease. The Group will classify the lease as a direct financing lease if (i) the present value of the sum of lease payments and any residual value guaranteed by the lessee and any other third party unrelated to the Group equals or exceeds substantially all the fair value of the underlying asset; and (ii) it is probable that the Group will collect the lease payments plus any amount necessary to satisfy a residual value guarantee. If both of the criteria above are not met, the Group will classify the lease as an operating lease.

The new standard requires lessors within the scope of ASC 942, Financial Services – Depository and Lending, to classify principal payments received from sales-type and direct financing leases in investing activities in the statement of cash flows. The Company continues to present cash receipts from sales-type and direct financing leases as an investing cash inflow. For the year ended December 31, 2019, total cash originations and cash receipts from sales-type and direct financing leases were RMB365,525 (US$52,504) and RMB620,896 (US$89,186), respectively.

Sale-leaseback transactions as Lessor

When the Group enters into sale-leaseback transactions as lessor, it applies the requirements in ASC 606 by assessing whether a contract exists and whether the seller-lessee satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the seller-lessor transfers the control of the leased asset to the Group, it accounts for the purchase of the leased asset in accordance with ASC360. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the seller-lease does not transfer the control of the leased asset to the Group, it is a failed sales-leaseback transaction which is accounted for as a financing. The Group does not recognize the transferred asset and records the amounts paid as other financing receivables for which the current portion is included in “Prepayments and other current assets” and the non-current portion is included in "Other non-current assets" in the Group’s consolidated balance sheet as of December 31, 2019.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

Financing lease and operating lease as Lessee

The Group classifies a lease as a financing lease when the lease meets any one of the criteria specified as (a) to (e) in the “Sales-type, direct financing and operating leases as Lessor” policy at lease commencement. When none of the criteria are met, the Group classifies a lease as an operating lease.

For both operating and financing leases, the Group records a lease liability and corresponding right-of-use (ROU) asset at lease commencement. Lease terms are based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Group will exercise the option. Lease liabilities represent the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Operating leases are presented as “Operating lease ROU assets” and “Operating lease liabilities”. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. At lease commencement, operating lease ROU assets represent the right to use underlying assets for their respective lease terms and are recognized at amounts equal to the lease liabilities adjusted for any lease payments made prior to the lease commencement date, less any lease incentives received and any initial direct costs incurred by the Group.

After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. Operating lease ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Operating lease expense is recognized as a single cost on a straight-line basis over the lease term.

Financing lease ROU assets are included in “Property and equipment” and “Financing lease liabilities” on the consolidated balance sheet. Lease liabilities that become due within one year of the balance sheet date are classified as current liabilities. Financing lease ROU assets are amortized on a straight-line basis from the lease commencement date. After initial measurement, the carrying value of financing lease liabilities are increased to reflect interest at a constant rate and reduced to reflect any lease payments made during the period.

Leases that have a term of 12 months or less at the commencement date (“short-term leases”) are not included in operating lease ROU assets and operating lease liabilities. Lease expense for the short-term leases are recognized on a straight-line basis over the lease term.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

Financing lease and operating lease as Lessee (continued)

The cumulative effect of the changes made to the Group’s consolidated balance sheet as of January 1, 2019 for the adoption of ASU 2016-02 is as follows:

		Adjustments due to the
	Balance as of	adoption of	Balance as of
	December 31, 2018	ASU 2016-02	January 1, 2019
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	1,904,846	(219,438)	1,685,408
Operating lease ROU assets	—	3,568,886	3,568,886
Liabilities:
Operating lease liabilities (current)	—	(641,323)	(641,323)
Operating lease liabilities (non-current)	—	(2,955,716)	(2,955,716)
Accrued expenses and other liabilities	(2,238,785)	247,591	(1,991,194)

The impact of adopting ASU 2016-02 on the Group’s consolidated balance sheet as of December 31, 2019 are as follows:

			Effect of the
			adoption of
			ASU 2016-02
	As reported	Legacy GAAP	Higher/(lower)
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	2,582,577	2,818,815	(236,238)
Operating lease ROU assets	4,378,804	—	4,378,804
Liabilities:
Operating lease liabilities (current)	(1,035,252)	—	(1,035,252)
Operating lease liabilities (non-current)	(3,482,634)	—	(3,482,634)
Accrued expenses and other liabilities	(2,023,263)	(2,398,584)	375,321

The adoption of the standard did not have significant impact to the Group’s consolidated statements of comprehensive loss or cash flows for the year ended December 31, 2019.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Leases (continued)

Sale-leaseback transactions as Lessee

When the Group enters into sale-leaseback transactions as a seller-lessee, it applies the requirements in ASC 606 by assessing whether a contract exists and whether the it satisfies a performance obligation by transferring control of an asset when determining whether the transfer of an asset shall be accounted for as a sale of the asset. If the Group transfers the control of an asset to the buyer-lessor, it accounts for the transfer of the asset as a sale and recognizes a corresponding gain or loss on disposal. The subsequent leaseback of the asset is accounted for in accordance with ASC842 in the same manner as any other lease. If the Group does not transfer the control of an asset to the buyer-lessor, the failed sale-leaseback transaction is accounted for as a financing. The Group does not derecognize the transferred asset and accounts for proceeds received as borrowings for which the current portion is included in “Accrued expenses and other liabilities” and the non-current portion is included in "Other non-current liabilities" in the Group’s consolidated balance sheets.

Research and Development Expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel and depreciation of property and equipment. The Group expenses research and development costs as they are incurred.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income , requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive loss.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Income taxes (continued)

The Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits included in “Other non-current liabilities” in the accompanying consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Awards granted to employees

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. For awards only with service conditions, the Group has elected to recognize compensation expense using the straight-line method for awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant date value of the options that are vested at that date. For awards with performance and service conditions, the Group uses the accelerated method for awards granted with graded vesting. The Group accounts for forfeitures as they occur.

The Group, with the assistance of an independent third-party valuation firm, determined the fair value of the share options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

Awards granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions ASC 505-50, Equity-based payments to non-employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty’s performance is completed as there is no associated performance commitment. On July 1, 2018, the Group early adopted ASU 2018-07: Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”) which aligns the measurement and classification guidance for share based payments to nonemployees with that for employees, with certain exceptions. ASU 2018-07 is required to be adopted on a modified retrospective basis through a cumulative-effect adjustment to accumulated deficit as of the beginning of the fiscal year of adoption. Nonemployee share-based payment awards within the scope of ASC 718 are measured at grant-date fair value. There was no material impact on the consolidated financial statements from the adoption of ASU 2018-07.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Share-based compensation (continued)

Modification of awards

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Long-term investments

After the adoption of ASC 321 from January 1, 2018, the Group accounts for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value using the measurement alternative, which is defined as cost, less impairments, adjusted by observable price changes. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at cost. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income/(loss) into earnings after the date of investments. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Loss per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Group’s Class A, Class B and Class C ordinary shares (Note 20) are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Group’s redeemable convertible preferred shares and convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of the share options and vesting of restricted share units, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Loss per share (continued)

For the years ended December 31, 2017,2018 and 2019, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion (Note 20). In accordance with ASC 260, the undistributed loss for each year is allocated based on the contractual participation rights of the Class A, Class B and Class C ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed loss is allocated on a proportionate basis.

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer and each of its major service lines is a discrete operating and reportable segment.

Recent accounting pronouncements

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instrument – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The guidance requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance will be effective for fiscal years and interim periods beginning after December 15, 2019 and early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarifies that receivables arising from operating leases should be accounted for in accordance with ASC Topic 842, Leases instead of ASC Subtopic 326-20.

The Group does not believe the adoption of this standard will have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact from adoption of this standard on its consolidated financial statements.